Personnel expenses - Defined benefit pension (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset)
Balance at beginning of the period	kr 40	kr 38	kr 17
Pension Payments incl. special payroll tax / Benefits paid	(1)	(1)	(1)
Contributions by the employer	(7)	(7)	(8)
Balance at end of the period	80	40	38
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset)
Balance at beginning of the period	263	254	215
Service cost	4	5	4
Interest cost / Expected return on plan assets	6	7	8
Pension Payments incl. special payroll tax / Benefits paid	(9)	(10)	(9)
Other	(59)
Actuarial (gains) and losses, effect due to changed financial assumptions	46	9	38
Actuarial (gains) and losses, effect due to experience based outcome	2	(2)	(2)
Balance at end of the period	253	263	254
Plan assets
Disclosure of net defined benefit liability (asset)
Balance at beginning of the period	(223)	(216)	(202)
Interest cost / Expected return on plan assets	(5)	(6)	(7)
Pension Payments incl. special payroll tax / Benefits paid	8	8	7
Other	54
Contributions by the employer	(7)	(7)	(8)
Return on plan assets excluding interest income	0	(2)	(6)
Balance at end of the period	(173)	(223)	(216)
Expected contribution from the employer	6	7	8
Expected compensation paid	kr 8	kr 9	kr 9